Commitments and Contingencies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Employee Agreement	Dec. 31, 2015 USD ($)
Capital lease
Future minimum lease payments - 2018	$ 0.6
Future minimum lease payments - 2019	0.4
Future minimum lease payments - 2020	0.1
Interest reduced to arrive at present value of minimum lease payments	0.2
Present value of minimum lease payments	$ 0.9
Bond requirements
Entity number of employees | Employee		12,500
Number of collective bargaining agreements | Agreement		11
Number of employees covered under collective bargaining agreements | Employee		970
Scioto Downs
Expenses under the terms of the ground lease
Renewal term	2 years
Other Operating Leases
Future minimum payments under non-cancellable operating leases
Rental expense	$ 28.2	$ 17.0	$ 14.0
C. S. & Y. Associates
Future minimum payments under non-cancellable operating leases
Rental expense	$ 0.6	$ 0.6	$ 0.6
Mountaineer Pari-mutuel Clerks
Expenses under the terms of the ground lease
Renewal term	1 year